Note 9 - Related Party Transactions	9 Months Ended
Jul. 31, 2014
Notes
Note 9 - Related Party Transactions

NOTE 9 – RELATED PARTY TRANSACTIONS

During the year ended October 31, 2013, Philip F. Grey, the President loaned $14,040 to the Company.  The loan was payable on demand, carried no interest and had no maturity date.  Philip F. Grey forgave the loan as of November 21, 2013.

Natural Resource Group, Inc. has an office lease for office space in Littleton, Colorado, with Spotswood Properties, LLC, a Colorado limited liability company (“Spotswood”), and an affiliate of the president, effective January 1, 2009, for a three-year term. Commencing July 1, 2010 the Company entered into a new lease for office space for a 3 year period ending July 1, 2013. The lease provides for the payment of $2,667 per month plus utilities and other incidentals. The president of the Company owns 50% of Spotswood. The Company is of the opinion that the terms of the lease are no less favorable than could be obtained from an unaffiliated party. Spotswood was paid $23,998 in the nine months ended July 31, 2014.  The Company has accrued liability in the amount of $13,333 for accrued rent.  Natural Resource Group, Inc. is currently leasing the office space on a month to month basis under the same terms and conditions as the lease that expired July 31, 2013.

The Company paid a director and shareholder $53,700 and $132,650 in the three and nine months ended July 31, 2014, respectively and $45,730 in the three and nine months ended July 31, 2013, each, for financial public relations consulting.

The Company paid the President’s brother $15,685 and $39,685 in the three and nine months ended July 31, 2014, respectively and $9,000 and $9,600 in the three and nine months ended July 31, 2013, respectively for landman consulting services.